Initial Public Offering	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
ACON S2 Acquisition Corp [Member]
Initial Public Offering [Line Items]
Initial Public Offering
Note 4—Initial Public Offering
On September 21, 2020, the Company consummated its Initial Public Offering of 25,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250.0 million, and incurring offering costs of approximately $14.4 million, inclusive of approximately $8.8 million in deferred underwriting commissions.
Each Unit consisted of one Class A ordinary share
and one-third of
one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).

Note 3 - Initial Public Offering
On September 21, 2020, the Company consummated its Initial Public Offering of 25,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250.0 million, and incurring offering costs of approximately $14.4 million, inclusive of approximately $8.8 million in deferred underwriting commissions.
Each Unit consisted of one Class A ordinary share and
one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).